UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	11/30/2015

Item 1. Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of November 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Aerospace & Defense — 3.3%
Boeing Co. (The)	94,337	$13,721,320
United Technologies Corp.	62,985	6,049,709

		19,771,029

Auto Components — 2.3%
Lear Corp.	107,230	13,500,257

Banks — 14.2%
Bank of America Corp.	848,810	14,794,758
Citigroup, Inc.	314,336	17,002,434
JPMorgan Chase & Co.	334,017	22,272,254
PNC Financial Services Group, Inc. (The)	103,138	9,850,710
Wells Fargo & Co.	371,048	20,444,745

		84,364,901

Capital Markets — 4.1%
Goldman Sachs Group, Inc. (The)	80,883	15,369,388
Morgan Stanley	265,652	9,111,863

		24,481,251

Chemicals — 1.2%
FMC Corp.	162,722	6,992,164

Communications Equipment — 1.0%
Brocade Communications Systems, Inc.	608,264	5,708,558

Consumer Finance — 4.1%
Capital One Financial Corp.	127,602	10,018,033
Navient Corp.	501,205	5,969,352
SLM Corp.*	1,206,586	8,150,488

		24,137,873

Diversified Financial Services — 1.5%
Voya Financial, Inc.	220,740	8,984,118

Electric Utilities — 2.3%
FirstEnergy Corp.	427,714	13,425,942

Electrical Equipment — 1.4%
Eaton Corp. PLC	143,588	8,351,078

Electronic Equipment, Instruments & Components — 1.1%
Flextronics International Ltd.*	569,086	6,402,217

Energy Equipment & Services — 1.4%
Halliburton Co.	215,055	8,569,942

Food Products — 3.3%
ConAgra Foods, Inc.	161,649	6,616,294
Mondelez International, Inc. (Class A Stock)	293,341	12,807,268

		19,423,562

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	83,203	8,404,335

Health Care Providers & Services — 2.1%
Cigna Corp.	47,013	6,345,815
Laboratory Corp. of America Holdings*	49,060	5,962,752

		12,308,567

Hotels, Restaurants & Leisure — 5.1%
Carnival Corp.	277,161	14,004,945
Hyatt Hotels Corp. (Class A Stock)*	148,475	7,318,333
McDonald’s Corp.	78,247	8,932,678

		30,255,956

Industrial Conglomerates — 1.2%
General Electric Co.	246,347	7,375,629

Insurance — 3.9%
ACE Ltd.	85,119	9,775,917
MetLife, Inc.	258,208	13,191,847

		22,967,764

Internet Software & Services — 2.3%
Alphabet, Inc. (Class A Stock)*	17,943	13,687,818

Media — 5.7%
Comcast Corp. (Class A Stock)	197,694	12,031,657
Liberty Global PLC (United Kingdom) Series C*	247,862	10,162,342
Viacom, Inc. (Class B Stock)	99,597	4,958,934
Vivendi SA (France)	317,785	6,675,239

		33,828,172

Multi-Utilities — 1.6%
PG&E Corp.	184,406	9,723,728

Multiline Retail — 1.8%
Target Corp.	149,271	10,822,147

Oil, Gas & Consumable Fuels — 8.5%
Anadarko Petroleum Corp.	105,146	6,298,245
Chevron Corp.	93,815	8,567,186
Marathon Oil Corp.	412,721	7,226,745
Noble Energy, Inc.	217,756	7,985,112
Occidental Petroleum Corp.	137,795	10,415,924
Suncor Energy, Inc. (Canada)	352,788	9,736,949

		50,230,161

Pharmaceuticals — 10.4%
AbbVie, Inc.	95,733	5,566,874
Allergan PLC*	39,243	12,317,985
Bayer AG (Germany), ADR	56,947	7,559,714
Merck & Co., Inc.	214,558	11,373,720
Pfizer, Inc.	429,712	14,081,662
Teva Pharmaceutical Industries Ltd. (Israel), ADR	174,409	10,975,559

		61,875,514

Road & Rail — 2.1%
Hertz Global Holdings, Inc.*	410,767	6,514,765
Union Pacific Corp.	68,915	5,785,414

		12,300,179

Semiconductors & Semiconductor Equipment — 1.2%
Texas Instruments, Inc.	127,198	7,392,748

Software — 4.0%
Microsoft Corp.	282,591	15,358,821
PTC, Inc.*	238,598	8,599,072

		23,957,893

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	50,296	5,950,017
HP, Inc.	492,724	6,178,759
NCR Corp.*	157,255	4,263,183

		16,391,959

Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.	140,479	4,463,018
PVH Corp.	40,629	3,709,021

		8,172,039

Wireless Telecommunication Services — 1.5%
Vodafone Group PLC (United Kingdom), ADR	273,501	9,178,694

TOTAL LONG-TERM INVESTMENTS (cost $449,485,024)		582,986,195

SHORT-TERM INVESTMENT — 1.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,901,219)(a)	9,901,219	9,901,219

TOTAL INVESTMENTS — 99.8% (cost $459,386,243)(b)		592,887,414
Other assets in excess of liabilities — 0.2%		919,895

NET ASSETS — 100.0%		$593,807,309

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$461,808,497

Appreciation	153,865,208
Depreciation	(22,786,291)

Net Unrealized Appreciation	$131,078,917

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$19,771,029	$—	$—
Auto Components	13,500,257	—	—
Banks	84,364,901	—	—
Capital Markets	24,481,251	—	—
Chemicals	6,992,164	—	—
Communications Equipment	5,708,558	—	—
Consumer Finance	24,137,873	—	—
Diversified Financial Services	8,984,118	—	—
Electric Utilities	13,425,942	—	—
Electrical Equipment	8,351,078	—	—
Electronic Equipment, Instruments & Components	6,402,217	—	—
Energy Equipment & Services	8,569,942	—	—
Food Products	19,423,562	—	—
Health Care Equipment & Supplies	8,404,335	—	—
Health Care Providers & Services	12,308,567	—	—
Hotels, Restaurants & Leisure	30,255,956	—	—
Industrial Conglomerates	7,375,629	—	—
Insurance	22,967,764	—	—
Internet Software & Services	13,687,818	—	—
Media	27,152,933	6,675,239	—
Multi-Utilities	9,723,728	—	—
Multiline Retail	10,822,147	—	—
Oil, Gas & Consumable Fuels	50,230,161	—	—
Pharmaceuticals	61,875,514	—	—
Road & Rail	12,300,179	—	—
Semiconductors & Semiconductor Equipment	7,392,748	—	—
Software	23,957,893	—	—
Technology Hardware, Storage & Peripherals	16,391,959	—	—
Textiles, Apparel & Luxury Goods	8,172,039	—	—
Wireless Telecommunication Services	9,178,694	—	—
Affiliated Money Market Mutual Fund	9,901,219	—	—

Total	$586,212,175	$6,675,239	$—

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such, as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date       January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date       January 20, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date       January 20, 2016

*	Print the name and title of each signing officer under his or her signature.